Deferred taxation (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Reconciliation of changes in deferred tax liability asset

	2022 US$m	2021 US$m
At 1 January – deferred tax (liabilities)/assets	(128)	146
Adjustment on currency translation	124	61
(Charged)/credited to the income statement	(735)	(114)
(Charged)/credited to statement of comprehensive income(a)	(102)	(243)
Other movements(b)	6	22
At 31 December – deferred tax liabilities	(835)	(128)

Comprising:
– deferred tax assets(c)(d)	2,766	3,375
– deferred tax liabilities(e)	(3,601)	(3,503)

Deferred tax liabilities and assets, prior to offsetting of balances
Analysis of deferred tax

	2022 US$m	2021 US$m
Deferred tax assets arising from:
Tax losses(c)	922	1,492
Provisions	2,051	2,165
Capital allowances	984	784
Post-retirement benefits	179	521
Unrealised exchange losses	189	188
Other temporary differences	1,265	1,356
Total	5,590	6,506
Deferred tax liabilities arising from:
Capital allowances	(4,873)	(5,019)
Unremitted earnings(e)	(372)	(366)
Capitalised interest	(330)	(342)
Post-retirement benefits	(149)	(327)
Unrealised exchange gains	(11)	(3)
Other temporary differences	(690)	(577)
Total	(6,425)	(6,634)

(Charged)/credited to the income statement
Unrealised exchange losses	2	—
Tax losses	(525)	(375)
Provisions	14	216
Capital allowances	65	(42)
Tax on unremitted earnings	3	(1)
Post-retirement benefits	(59)	21
Other temporary differences	(235)	67
Total	(735)	(114)
(a)The amounts (charged)/credited directly to the statement of comprehensive income include provisions for tax on cash flow hedges and on re-measurement gains/(losses) on pension schemes and on post-retirement healthcare plans.
(b)“Other movements” include deferred tax relating to tax payable recognised by subsidiary holding companies on the profits of the equity accounted units to which it relates.
(c)US$868 million (2021: US$1,152 million) of recognised deferred tax assets are subject to expiry if not recovered within certain time limits as specified in local tax legislation and investment agreements. US$nil (2021: US$nil) of those recognised assets would expire within one year if not used, US$105 million (2021: US$71 million) would expire within one to five years, and US$763 million (2021: US$1,081 million) would expire in more than five years.
(d)Recognised and unrecognised deferred tax assets are shown in the table below and totalled US$7,850 million at 31 December 2022 (2021: US$7,024 million). Of this total, US$2,766 million has been recognised as deferred tax assets (2021: US$3,375 million), leaving US$5,084 million (2021: US$3,649 million) unrecognised, as recovery is not considered probable.
(e)Deferred tax liabilities are not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$2,730 million (2021: US$2,081 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$140 million (2021: US$103 million) would be payable.
Recognised and unrecognised amounts in deferred tax assets
Analysis of deferred tax assets

	Recognised		Unrecognised
At 31 December	2022 US$m	2021 US$m	2022 US$m	2021 US$m
France	—	—	1,204	1,222
Canada	457	545	580	538
US(a)	115	851	847	67
Australia	722	787	533	506
Mongolia(b)	1,213	954	257	406
Other	259	238	1,663	910
Total(c)	2,766	3,375	5,084	3,649
(a)As noted above, whilst our US group companies expect to generate sufficient taxable profits to utilise existing Federal deferred tax assets, the application of the new Corporate Alternative Minimum Tax rules has resulted in a position where no material future tax benefit will be derived from the utilisation of Federal deferred tax assets and consequently these deferred tax assets are included as 'unrecognised' in this table at 31 December 2022.
(b)Deferred tax assets in Mongolia include US$73 million (2021: US$108 million) from tax losses that expire if not recovered against taxable profits within eight years. Tax losses have been calculated in accordance with the tax stability provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws. The interpretation of the stabilised tax laws by the Mongolian Tax Authority has been, and is expected to continue to be, subject to dispute. Changes to agreements or their interpretation could have a material impact on the amount and period of recovery of deferred tax assets.
(c)US$1,490 million (2021: US$705 million) of the unrecognised assets relate to realised or unrealised capital losses, the recovery of which depends on the existence of capital gains in future years. There are time limits, the shortest of which is one year, for the recovery of US$473 million of the unrecognised assets (2021: US$356 million).